Summary of Significant Accounting Policies - Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EPS - basic
Net (loss) / income attributable to common shareholders	$ (750.4)	$ 97.3	$ 260.9
Basic weighted average ordinary shares outstanding	142.3	125.8	124.5
EPS - basic	$ (5.27)	$ 0.77	$ 2.10
EPS - diluted
Net (loss) / income attributable to common shareholders	$ (750.4)	$ 97.3	$ 260.9
Basic weighted average ordinary shares outstanding	142.3	125.8	124.5
Effect of dilutive securities:
Dilutive stock awards		2.6	2.0
Diluted weighted average ordinary shares outstanding	142.3	128.4	126.5
EPS - diluted	$ (5.27)	$ 0.76	$ 2.06